Events after reporting period (Details) - Major business combination - Kaybob Duvernay $ in Millions	Feb. 17, 2021 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 900.0
Cash consideration	$ 700.0
Equity consideration (in shares) | shares	50,000,000.0